Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies 1 [Abstract]
Schedule of Subsidiaries	All current subsidiaries are domiciled within the United States and conduct business activities solely within the United States.

	Voting percentage at December 31, through the holdings in
	2023		2022		2021
Subsidiary	Common	Preferred	Common	Preferred	Common	Preferred
Subsidiary operating companies
Alivio Therapeutics, Inc.[2]	—	100.0	—	100.0	—	100.0
Entrega, Inc. (indirectly held through Enlight)[2]	—	77.3	—	77.3	—	77.3
PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.)[2]	—	100.0	—	100.0	—	100.0
PureTech LYT 100, Inc.[2]	—	100.0	—	100.0	—	100.0
PureTech Management, Inc.[3]	100.0	—	100.0	—	100.0	—
PureTech Health LLC[3]	100.0	—	100.0	—	100.0	—
Deconsolidated former subsidiary operating companies
Sonde Health, Inc.[2,5]	—	40.2	—	40.2	—	51.8
Akili Interactive Labs, Inc.[2,6]	14.6	—	14.7	—	—	26.7
Gelesis, Inc.[1,2]	—	—	22.8	—	4.8	19.7
Karuna Therapeutics, Inc.[2,6]	2.3	—	3.1	—	5.6	—
Vedanta Biosciences, Inc.[2,4]	—	47.0	—	47.0	—	48.6
Vedanta Biosciences Securities Corp. (indirectly held through Vedanta)[2,4]	—	47.0	—	47.0	—	48.6
Vor Biopharma Inc.2,6	3.9	—	4.1	—	8.6	—
Nontrading holding companies
Endra Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
Ensof Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
PureTech Securities Corp.[2]	100.0	—	100.0	—	100.0	—
PureTech Securities II Corp.[2]	100.0	—	100.0	—	100.0	—
Inactive subsidiaries
Appeering, Inc.[2]	—	100.0	—	100.0	—	100.0
Commense Inc.[2]	—	99.1	—	99.1	—	99.1
Enlight Biosciences, LLC[2]	86.0	—	86.0	—	86.0	—
Ensof Biosystems, Inc. (held indirectly through Enlight)[2]	57.7	28.3	57.7	28.3	57.7	28.3
Follica, LLC [2]	28.7	56.7	28.7	56.7	28.7	56.7
Knode Inc. (indirectly held through Enlight)[2]	—	86.0	—	86.0	—	86.0
Libra Biosciences, Inc.[2]	—	100.0	—	100.0	—	100.0
Mandara Sciences, LLC[2]	98.3	—	98.3	—	98.3	—
Tal Medical, Inc.[2]	—	100.0	—	100.0	—	100.0
1    On October 30, 2023, Gelesis ceased operations and filed a voluntary petition for relief under the United States bankruptcy code. See Note 6. Investments in Associates for details.
2    Registered address is Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801, USA.
3    Registered address is 2711 Centerville Rd., Suite 400, Wilmington, DE 19808, USA.
4    On March 1, 2023, the Group lost control over Vedanta and Vedanta was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Vedanta through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). See Notes 5. Investments Held at Fair Value for further details about the accounting for the investments in Vedanta subsequent to deconsolidation.
5    On May 25, 2022, the Group lost control over Sonde and Sonde was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Sonde through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). See Notes 5. Investments Held at Fair Value and 6. Investments in Associates for further details about the accounting for the investments in Sonde subsequent to deconsolidation.
6    See Notes 5. Investments Held at Fair Value and 6. Investments in Associates for additional discussion on the Group's investment held in Akili, Karuna and Vor.
7    Follica became inactive during 2023.

Schedule of Estimated Useful Life of Assets	Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter
Depreciation methods, useful lives and residual values are reviewed at each balance sheet date.